SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	12 Months Ended
	May 31, 2025	May 31, 2024
Accounting Policies [Abstract]
Advertising costs	$ 0	$ 3,201
Unrecognized tax benefits	0	$ 0
Cash or cash equivalents	$ 0